Other Financial Data	12 Months Ended
Dec. 31, 2021
Other Financial Data [Abstract]
Other Financial Data
5. Other Financial Data
Consolidated Balance Sheets Information
Receivables, net
The components of Receivables, net are as follows (in millions):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Billed and unbilled receivables	$520	$547
Allowance for expected credit losses	(5)	(15)

Balance at end of period	$515	$532

As a result of the Business Combination, all receivables acquired were recorded at fair value and allowance for expected credit losses previously recorded by the Predecessor was reduced to zero as of July 1, 2021 (see Note 4 “Acquisitions”). The Company has not experienced significant write-downs in its receivable balances.

Other current assets
The components of Other current assets are as follows (in millions):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Deferred project costs	$39	$53
Prepaid expenses	66	57
Commissions receivable	148	32
Other	49	21

Total	$302	$163

Other assets
The components of Other assets are as follows (in millions):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Deferred project costs	$274	$228
Operating lease right of use asset	120	129
Commissions receivable	34	25
Other	44	26

Total	$472	$408

The current and
non-current
portions of deferred project costs relate to costs to obtain and fulfill contracts (see Note 3 “Revenue from Contracts with Customers”). During the Successor six months ended December 31, 2021 and the Predecessor six months ended June 30, 2021, and years ended December 31, 2020 and 2019, total amortization expense of $31 million, $33 million, $74 million, and $66 million was recorded in Cost of services, exclusive of depreciation and amortization in the Consolidated Statements of Comprehensive Income (Loss), respectively.
The current portion of the commissions receivable balance as of December 31, 2021 includes commission receivables related to the Retiree Health acquisition completed during the fourth quarter of 2021.
Other current assets and Other assets include the fair value of outstanding derivative instruments related to interest rate swaps. The balance in Other current assets as of December 31, 2021 was $1 million. The balance in Other assets as of December 31, 2021 was $16 million (see Note 13 “Derivative Financial Instruments” for further information).
See Note 18 “Lease Obligations” for further information regarding the Operating lease right of use assets recorded as of December 31, 2021 and 2020.
Fixed assets, net
The components of Fixed assets, net are as follows (in millions):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Capitalized software	$55	$242
Leasehold improvements	40	63
Computer equipment	102	192
Furniture, fixtures and equipment	12	21
Construction in progress	58	28

Total Fixed assets, gross	267	546
Less: Accumulated depreciation	31	212

Fixed assets, net	$236	$334

As a result of the Business Combination, all fixed assets acquired were recorded at fair value and accumulated depreciation previously recorded by the Predecessor was reduced to zero as of July 1, 2021 (see Note 4 “Acquisitions”). In addition, as part of the purchase price accounting for the Business Combination, Capitalized software related to internally developed software in-service
as of the Closing Date was reclassified and included in the preliminary fair value of the Technology related intangible assets acquired.
Included in Computer equipment are assets under finance leases. The balances as of December 31, 2021 and 2020, net of accumulated depreciation related to these assets, were $62 million and $83 million, respectively.
Other current liabilities
The components of Other current liabilities are as follows (in millions):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Deferred revenue	$148	$148
Operating lease liabilities	44	41
Finance lease liabilities	27	28
Other	182	107

Total	$401	$324

Other liabilities
The components of Other liabilities are as follows (in millions):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Deferred revenue	$55	$60
Operating lease liabilities	139	155
Finance lease liabilities	34	59
Unrecognized tax positions	44	48
Other	81	125

Total	$353	$447

The current and
non-current
portions of deferred revenue relates to consideration received in advance of performance under client contracts. During the Successor six months ended December 31, 2021 and the Predecessor six months ended June 30, 2021 and years ended December 31, 2020 and 2019, revenue of approximately $44 million, $101 million, $175 million and $155 million was recognized that was recorded as deferred revenue at the beginning of each period, respectively.
Other current liabilities as of December 31, 2021 includes a deferred consideration payment of $83 million related to an acquisition completed in the fourth quarter of 2021.
As of December 31, 2021 the current and
non-current
portions of operating lease liabilities represent the Company’s obligation to make lease payments arising from a lease (see Note 18 “Lease Obligations” for further information). Operating leases for the Company’s office facilities expire at various dates through 2030.
Other current liabilities and Other liabilities include the fair value of outstanding derivative instruments related to interest rate swaps. The balances in Other current liabilities as of December 31, 2021 and December 31, 2020 were $8 million and $28 million, respectively. The balances in Other liabilities as of December 31, 2021 and December 31, 2020 were $1 million and $19 million, respectively (see Note 13 “Derivative Financial Instruments” for further information).